Stockholders' Equity - Summary of Restricted Stock Activity (Detail) - $ / shares	9 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2013	Dec. 31, 2014
Restricted Stock [Member]
Number of shares (in shares):
Nonvested beginning balance	578,994
Shares vested (in shares)	(187,387)		(210,293)
Nonvested ending balance	391,607		578,994
Shares granted (in shares)			200,000
Weighted-average grant date fair value (in dollars per share):
Nonvested shares beginning balance	$ 4.46
Shares vested (dollars per share)	3.89		$ 5.61
Nonvested shares ending balance	$ 4.73		4.46
Shares granted (dollars per share)			$ 7.50
Restricted Stock Units (RSUs) [Member]
Number of shares (in shares):
Nonvested beginning balance			5,370,000
Shares vested (in shares)		(500,000)	(526,667)
Nonvested ending balance		5,370,000
Shares granted (in shares)		5,870,000	1,210,667
Shares forfeited (in shares)			(170,000)
Conversion to C corporation and effect of reverse stock split			(5,294,713)
Weighted-average grant date fair value (in dollars per share):
Nonvested shares beginning balance			$ 0.75
Shares vested (dollars per share)		$ 0.84	0.81
Nonvested shares ending balance		0.75
Shares granted (dollars per share)		$ 0.76	0.32
Shares forfeited (dollars per share)			$ 0.84